Investment Objectives and Goals - Toews Agility Shares Managed Risk ETF	Aug. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS AGILITY SHARES MANAGED RISK ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital while limiting risk.